Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000024569 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000024569 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	118.40%
C000024570 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000024570 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	118.40%